SUMMARY OF EFFECTIVE INCOME TAX RATES (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Statutory federal rate	21.00%	21.00%
State income tax rate, net of federal benefit	6.50%	6.50%
Permanent differences, including stock based compensation and beneficial conversion interest expense		(0.10%)
Change in valuation allowance	(27.50%)	(27.40%)
Effective tax rate